Contract Assets and Service Fees Receivable, Net and Guarantee Receivables, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Contract Assets and Service Fees Receivable, Net and Guarantee Receivables, Net

4. CONTRACT ASSETS AND SERVICE FEES RECEIVABLE, NET AND GUARANTEE RECEIVABLES, NET

The following table provides information about the Group’s contract assets and service fees receivable and guarantee receivables with its customers:

	As of December 31,
	2020	2021
	(RMB in thousands)
Short-term:
Contract assets	2,964,670	3,121,477
Allowance for credit losses of contract assets	(22,923)	(79,375)
Contract assets, net	2,941,747	3,042,102
Service fees receivable	808,586	1,008,484
Allowance for credit losses of service fees receivable	(42,684)	(107,886)
Service fees receivable, net	765,902	900,598
Guarantee receivables	814,968	564,955
Allowance for credit losses of guarantee receivables	(58,771)	(21,006)
Guarantee receivables, net	756,197	543,949
Long-term:
Contract assets	500,959	279,645
Allowance for credit losses of contract assets	(18,970)	(34,973)
Contract assets, net	481,989	244,672
Guarantee receivables	235,648	105,623
Allowance for credit losses of guarantee receivables	(16,994)	(4,061)
Guarantee receivables, net	218,654	101,562

The activities in the allowance for credit losses of contract assets and service fees receivable and guarantee receivables for the years ended December 31, 2019, 2020 and 2021, respectively, consisted of the following:

	For the Year Ended December 31,
	2019	2020	2021
		(RMB in thousands)
Beginning balances	(54,058)	(148,322)	(160,342)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	—	(66,433)	—
Provisions	(153,176)	(441,805)	(531,237)
Charge-offs	68,072	529,380	523,613
Recoveries from prior charge-offs	(9,160)	(33,162)	(79,335)
Ending balances	(148,322)	(160,342)	(247,301)